Expense Example - PIMCO TRENDS Managed Futures Strategy Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	I-2 1 Year	I-2 3 Years	I-2 5 Years	I-2 10 Years	I-3 1 Year	I-3 3 Years	I-3 5 Years	I-3 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years
USD ($)	146	499	876	1,936	156	530	928	2,044	161	556	976	2,147	726	1,137	1,574	2,782